SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) Segment shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) Aircraft	Dec. 31, 2015 USD ($)	Dec. 31, 2015 Aircraft	Dec. 31, 2015	Dec. 31, 2015 Lessee	Apr. 29, 2010 shares
Basis of Preparation [Abstract]
Number of operating segments | Segment	1
Number of reportable segments | Segment	1
Restatement of Prior Financial Statements [Abstract]
Number of impaired aircraft | Aircraft			1
Rent Receivables [Abstract]
Allowance for doubtful accounts | $		$ 0		$ 0
Investment in Direct Finance Lease [Abstract]
Number of leases recorded as investment in direct finance lease					1		1
Flight Equipment Held for Operating Lease [Abstract]
Useful life of flight equipment	25 years
Residual value percentage	15.00%
Taxes [Abstract]
Interest on unpaid income taxes and penalties | $	$ 0	$ 0	$ 0
2010 Omnibus Incentive Plan [Member]
Share-Based Compensation [Abstract]
Number of share grants authorized (in shares) | shares	1,500,000							1,500,000
Fly-Z/C Aircraft Holdings LP [Member]
Investment in Unconsolidated Subsidiary [Abstract]
Limited partnership interest percentage						57.40%